OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantee income	¥ 18,574,433	¥ 26,229,524	¥ 65,935,450
Donations	(701,000)	(412,465)	(6,288,539)
Total	¥ 17,873,433	¥ 25,817,059	¥ 59,646,911
Minimum [Member]
liability term	1 year
Maximum [Member]
liability term	16 years